Debt (Bilateral Letter of Credit Facilities) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Line of Credit Facility [Line Items]
Minimum term for which collateral in the form of cash and cash equivalents is pledged for	1 month
Committed Bilateral Letter of Credit Facilites
Line of Credit Facility [Line Items]
Outstanding letters of credit	$ 321,000,000	$ 329,000,000
Bilateral letter of credit facilities, total available amount	362,000,000	366,000,000
Uncommitted Bilateral Letter of Credit Facilities
Line of Credit Facility [Line Items]
Outstanding letters of credit	$ 153,000,000	$ 142,000,000